Note 15 - Discontinued Operations (Details) - Summary of the Intangible Assets of Tropical Shipping (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross	$ 175	$ 84
Accumulated amortization	(21)	(8)
Net	154	76
Customer Relationships [Member] | Tropical Shipping [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	18 years
Gross	6	6
Net	6	6
Trade Names [Member] | Tropical Shipping [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	15 years
Gross	15	15
Accumulated amortization	(2)	(1)
Net	13	14
Tropical Shipping [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	21	21
Accumulated amortization	(2)	(1)
Net	$ 19	$ 20